Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	$ 392,745	$ 358,128
Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	179,240	172,805
Third-party asset [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Collateral received and available for sale or repledging	274,765	243,168
Less: Collateral not repledged	(61,260)	(57,845)
Sources of pledged assets and collateral	213,505	185,323
Third-party asset [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	392,745	358,128
Derivatives [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	11,468	8,083
Obligations related to securities lent or sold under repurchase agreements [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	120,352	105,665
Securities borrowing and lending [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	107,587	85,544
Obligations Related to Securities Sold Short [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	27,575	39,007
Securitization [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	32,024	32,067
Covered bonds [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	41,937	38,033
Clearing systems, payment systems, and depositories [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	8,338	7,540
Foreign governments and central banks [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	1,167	1,390
Other uses [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	42,297	40,799
Cash and due from banks [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	820	1,219
Interest bearing deposits with banks [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	4,918	3,301
Loans [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	87,415	83,637
Securities [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	85,237	83,370
Other assets [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	$ 850	$ 1,278